EME-STAT SUP-1 062912
Statutory Prospectus Supplement dated June 29, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:
Invesco Emerging Markets Equity Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ingrid Baker	Portfolio Manager	2011
Jason Kindland	Portfolio Manager	2011
Michelle Middleton	Portfolio Manager	2011
Anuja Singha	Portfolio Manager	2011”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Ingrid Baker, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1999.

•	Jason Kindland, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1997.

•	Michelle Middleton, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2000.

•	Anuja Singha, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1998.”
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
EME- STAT SUP-1 062912

AIF STAT SUP-2 062912
Statutory Prospectus Supplement dated June 29, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Balanced-Risk Allocation Fund	Invesco Emerging Markets Equity Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco Endeavor Fund
Invesco China Fund	Invesco International Total Return Fund
Invesco Developing Markets Fund	Invesco Premium Income Fund
Invesco Emerging Market Local Currency Debt Fund	Invesco Small Companies Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — Invesco Emerging Markets Equity Fund — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ingrid Baker	Portfolio Manager	2011
Jason Kindland	Portfolio Manager	2011
Michelle Middleton	Portfolio Manager	2011
Anuja Singha	Portfolio Manager	2011”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco Emerging Markets Equity Fund” in the prospectus:
•	“Ingrid Baker, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1999.

•	Jason Kindland, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1997.

•	Michelle Middleton, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2000.

•	Anuja Singha, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1998.”
AIF STAT SUP-2 062912

Statement of Additional Information Supplement dated June 29, 2012
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:

Invesco Balanced-Risk Allocation Fund	Invesco Emerging Markets Equity Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco Endeavor Fund
Invesco China Fund	Invesco Global Health Care Fund
Invesco Developing Markets Fund	Invesco International Total Return Fund
Invesco Emerging Market Local Currency Debt Fund	Invesco Premium Income Fund
Invesco Small Companies Fund
Effective June 29, 2012, Matthew Miller is no longer a portfolio manager for Invesco Emerging Markets Equity Fund and all references to Mr. Miller in Appendix H are deleted.
AIF SUP-3 062912